LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Long Term Prepayments Disclosures [Line Items]
Interest Income Accrued	$ 3,555	$ 1,787
Asset Impairment Charges	$ 0	$ 260	$ 0